THE SARATOGA ADVANTAGE TRUST

Supplement dated September 29, 2016 to the Class A Prospectus
Dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), as supplemented

U.S. Government Money Market Portfolio SGAXX

This Supplement updates and supersedes any contrary information contained in the Trust’s Class A Prospectus dated December 29, 2015 (the “Prospectus”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio (the “Portfolio”).

The purpose of this Supplement is to update the Prospectus in connection with amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), which is the primary rule governing money market funds, including the Portfolio. As discussed in more detail below, the Prospectus is being updated to reflect that the Portfolio will operate as a “government money market fund,” as defined in the Amendments.

Please note that the Portfolio will continue to invest at least 80% of its assets in high quality, short-term U.S. government securities. The current changes are not expected to materially impact the manner in which the Portfolio’s assets have historically been invested, but instead will bring them into conformance with new regulatory requirements.

Summary of Amendments

Under the Amendments, a “government money market fund” is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. government securities”) and/or repurchase agreements that are collateralized by cash and U.S. government securities. A government money market fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. A government money market fund is also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

Board Approval to Operate the Portfolio as a Government Money Market Fund

The Board of Trustees (“Board”) has approved, upon the recommendation of Saratoga Capital Management, LLC, the designation of the Portfolio as a “government money market fund” as defined in the Amendments. The Board has also determined that the Portfolio may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. The Portfolio is exempt from the requirements relating to the imposition of a liquidity fee and/or redemption gate. While the Board has no current intention to subject the Portfolio to liquidity fees or redemption gates, the Board reserves the ability to subject the Portfolio to liquidity fees and/or redemption gates in the future after providing appropriate prior notice to shareholders.

Changes to the Portfolio’s Prospectus

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1 of the Prospectus.

Effective immediately, the “Principal Investment Strategies” section in the Prospectus, beginning on page 1 of the Prospectus, is hereby amended to include the following as the second sentence in the first paragraph of this section:

In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and U.S. government securities.

1

Effective immediately, the “Principal Investment Strategies” section in the Prospectus is hereby amended to include the following as the final sentence in the section:

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

*   *   *   *   *   *   *   *   *   *   *   *

(As previously supplemented on April 14, 2016)

The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2 of the Prospectus:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.

2

THE SARATOGA ADVANTAGE TRUST

Supplement dated September 29, 2016 to the Class C Prospectus
Dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), as supplemented

U.S. Government Money Market Portfolio SZCXX

This Supplement updates and supersedes any contrary information contained in the Trust’s Class C Prospectus dated December 29, 2015 (the “Prospectus”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio (the “Portfolio”).

The purpose of this Supplement is to update the Prospectus in connection with amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), which is the primary rule governing money market funds, including the Portfolio. As discussed in more detail below, the Prospectus is being updated to reflect that the Portfolio will operate as a “government money market fund,” as defined in the Amendments.

Please note that the Portfolio will continue to invest at least 80% of its assets in high quality, short-term U.S. government securities. The current changes are not expected to materially impact the manner in which the Portfolio’s assets have historically been invested, but instead will bring them into conformance with new regulatory requirements.

Summary of Amendments

Under the Amendments, a “government money market fund” is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. government securities”) and/or repurchase agreements that are collateralized by cash and U.S. government securities. A government money market fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. A government money market fund is also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

Board Approval to Operate the Portfolio as a Government Money Market Fund

The Board of Trustees (“Board”) has approved, upon the recommendation of Saratoga Capital Management, LLC, the designation of the Portfolio as a “government money market fund” as defined in the Amendments. The Board has also determined that the Portfolio may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. The Portfolio is exempt from the requirements relating to the imposition of a liquidity fee and/or redemption gate. While the Board has no current intention to subject the Portfolio to temporary liquidity fees or redemption gates, the Board reserves the ability to subject the Portfolio to liquidity fees and/or redemption gates in the future after providing appropriate prior notice to shareholders.

Changes to the Portfolio’s Prospectus

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1 of the Prospectus.

Effective immediately, the “Principal Investment Strategies” section in the Prospectus, beginning on page 1 of the Prospectus, is hereby amended to include the following as the second sentence in the section:

In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities.

1

Effective immediately, the “Principal Investment Strategies” section in the Prospectus is hereby amended to include the following as the final sentence in the section:

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

*   *   *   *   *   *   *   *   *   *   *   *

(As previously supplemented on April 14, 2016)

The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2 of the Prospectus:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.

2

THE SARATOGA ADVANTAGE TRUST

Supplement dated September 29, 2016 to the Class I Prospectus
Dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), as supplemented

U.S. Government Money Market Portfolio SGMXX

This Supplement updates and supersedes any contrary information contained in the Trust’s Class I Prospectus dated December 29, 2015 (the “Prospectus”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio (the “Portfolio”).

The purpose of this Supplement is to update the Prospectus in connection with amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), which is the primary rule governing money market funds, including the Portfolio. As discussed in more detail below, the Prospectus is being updated to reflect that the Portfolio will operate as a “government money market fund,” as defined in the Amendments.

Please note that the Portfolio will continue to invest at least 80% of its assets in high quality, short-term U.S. government securities. The current changes are not expected to materially impact the manner in which the Portfolio’s assets have historically been invested, but instead will bring them into conformance with new regulatory requirements.

Summary of Amendments

Under the Amendments, a “government money market fund” is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. government securities”) and/or repurchase agreements that are collateralized by cash and U.S. government securities. A government money market fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. A government money market fund is also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

Board Approval to Operate the Portfolio as a Government Money Market Fund

The Board of Trustees (“Board”) has approved, upon the recommendation of Saratoga Capital Management, LLC, the designation of the Portfolio as a “government money market fund” as defined in the Amendments. The Board has also determined that the Portfolio may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. The Portfolio is exempt from the requirements relating to the imposition of a liquidity fee and/or redemption gate. While the Board has no current intention to subject the Portfolio to temporary liquidity fees or redemption gates, the Board reserves the ability to subject the Portfolio to liquidity fees and/or redemption gates in the future after providing appropriate prior notice to shareholders.

Changes to the Portfolio’s Prospectus

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1 of the Prospectus.

Effective immediately, the “Principal Investment Strategies” section in the Prospectus, beginning on page 1 of the Prospectus, is hereby amended to include the following as the second sentence in the section:

In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by cash and U.S. government securities.

1

Effective immediately, the “Principal Investment Strategies” section in the Prospectus is hereby amended to include the following as the final sentence in the section:

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

*   *   *   *   *   *   *   *   *   *   *   *

(As previously supplemented on April 14, 2016)

The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2 of the Prospectus:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.

2

THE SARATOGA ADVANTAGE TRUST

Supplement dated September 29, 2016

to the

U.S. Government Money Market Portfolio Prospectus Dated December 29, 2015

of the Saratoga Advantage Trust (the “Trust”), as supplemented

U.S. Government Money Market Portfolio SGMXX

This Supplement updates and supersedes any contrary information contained in the U.S. Government Money Market Portfolio’s Class I Prospectus dated December 29, 2015 (the “Prospectus”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio (the “Portfolio”).

The purpose of this Supplement is to update the Prospectus in connection with amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), which is the primary rule governing money market funds, including the Portfolio. As discussed in more detail below, the Prospectus is being updated to reflect that the Portfolio will operate as a “government money market fund,” as defined in the Amendments.

Please note that the Portfolio will continue to invest at least 80% of its assets in high quality, short-term U.S. government securities. The current changes are not expected to materially impact the manner in which the Portfolio’s assets have historically been invested, but instead will bring them into conformance with new regulatory requirements.

Summary of Amendments

Under the Amendments, a “government money market fund” is a fund that invests at least 99.5% of its assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. government securities”) and/or repurchase agreements that are collateralized by cash and U.S. government securities. A government money market fund may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. A government money market fund is also exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

Board Approval to Operate the Portfolio as a Government Money Market Fund

The Board of Trustees (“Board”) has approved, upon the recommendation of Saratoga Capital Management, LLC, the designation of the Portfolio as a “government money market fund” as defined in the Amendments. The Board has also determined that the Portfolio may continue to utilize the amortized cost method of valuation to transact at its existing $1.00 share price. The Portfolio is exempt from the requirements relating to the imposition of a liquidity fee and/or redemption gate. While the Board has no current intention to subject the Portfolio to liquidity fees or redemption gates, the Board reserves the ability to subject the Portfolio to liquidity fees and/or redemption gates in the future after providing appropriate prior notice to shareholders.

Changes to the Portfolio’s Prospectus

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1 of the Prospectus.

Effective immediately, the “Principal Investment Strategies” section in the Prospectus, beginning on page 1 of the Prospectus, is hereby amended to include the following as the second sentence in the first paragraph of this section:

In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and U.S. government securities.

1

Effective immediately, the “Principal Investment Strategies” section in the Prospectus is hereby amended to include the following as the final sentence in the section:

By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or redemption gates. While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

*   *   *   *   *   *   *   *   *   *   *   *

(As previously supplemented on April 14, 2016)

The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2 of the Prospectus:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.

2